UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                                125 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                                125 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-225-6704

                   Date of fiscal year end: September 30

                   Date of reporting period: June 30, 2012


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.

Schedule of Investments (a)
June 30, 2012 (unaudited)

Convertible Bonds - 1.19%                                                                                                 Value
Name of Issuer                                                                                   Principal              (Note B)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Food Processing - 1.19%
--------------------------------------------------------------------------------------------------------------------------------
     Chiquita Senior Secured Notes, 4.25%, 8/15/16                                                $ 9,204,000       $ 6,636,084

     Total Convertible Bonds -  (cost -$6,989,565)                                                                  $ 6,636,084
                                                                                                              ------------------


Corporate Bonds, Notes & Preferred Securities - 88.35%                                                                    Value
Name of Issuer                                                                                   Principal              (Note B)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Advertising - 0.61%
--------------------------------------------------------------------------------------------------------------------------------
     Interpublic Group Co. Senior Unsecured Notes, 10%, 7/15/17                                   $ 3,000,000       $ 3,390,000

Aerospace / Defense - 4.02%
--------------------------------------------------------------------------------------------------------------------------------
     Alliant Techsystems, Inc. Senior Sub. Notes, 6.75%, 4/01/16                                   10,000,000        10,250,000
     BE Aerospace, Inc. Senior Unsecured Notes, 8.5%, 7/01/18                                       5,000,000         5,468,750
     Moog, Inc. Senior Sub. Notes, 6.25%, 1/15/15                                                   3,500,000         3,539,375
     Spirit Aerosystems, Inc. Notes, 7.5%. 10/01/17                                                 3,000,000         3,262,500
                                                                                                              ------------------
                                                                                                                     22,520,625

Automobile & Truck - 0.03%
--------------------------------------------------------------------------------------------------------------------------------
     Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (b) (c)                                   36,950,000           184,750

Building Products - 3.01%
--------------------------------------------------------------------------------------------------------------------------------
     Boise Cascade LLC Notes, 7.125%, 10/15/14                                                      5,693,000         5,714,349
     Builders Firstsource, Inc. Secured Notes, Series 144A, 13%, 2/15/16 (d)                       12,238,000        11,136,580
                                                                                                              ------------------
                                                                                                                     16,850,929

Chemicals - 6.28%
--------------------------------------------------------------------------------------------------------------------------------
     Kronos International, Inc. Senior Secured Notes, 6.5%, 4/15/13 EUR                            11,492,800        14,687,799
     Polyone Corp. Senior Unsecured Notes, 7.375%, 9/15/20                                         10,500,000        11,156,250
     Reichhold Industries, Inc. Senior Notes, Series 144A, 9%, 5/08/17 (d)                         12,756,644         9,312,350
                                                                                                              ------------------
                                                                                                                     35,156,399

Construction & Farming - 1.31%
--------------------------------------------------------------------------------------------------------------------------------
     Southern States Co-op, Inc. Senior Notes, Series 144A, 11.25%, 5/15/15 (d)                     7,000,000         7,350,000


Drug Stores - 3.13%
--------------------------------------------------------------------------------------------------------------------------------
     Rite Aid Corp. Senior Secured Notes, 9.75%, 6/12/16                                            3,000,000         3,307,500
     Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17                                            13,398,000        13,665,960
     Rite Aid Corp. Senior Secured Notes, 10.25%, 10/15/19                                            500,000           562,500
                                                                                                              ------------------
                                                                                                                     17,535,960

Electrical Utility - 2.69%
--------------------------------------------------------------------------------------------------------------------------------
     Homer City Funding LLC Senior Secured Notes, 8.137%, 10/01/19                                 15,660,000        15,072,750

Electrical Components & Equipment - 1.74%
--------------------------------------------------------------------------------------------------------------------------------
     Advanced Lighting Technologies Notes, Series 144A, 10.5%, 6/01/19 (d)                         10,000,000         9,750,000

Energy/Natural Resources - 20.54%
--------------------------------------------------------------------------------------------------------------------------------
     Clayton Williams Energy Notes, 7.75%, 4/01/19                                                 18,000,000        17,640,000
     Comstock Resources, Inc.Notes, 8.375%, 10/15/17                                               18,000,000        17,370,000
     Comstock Resources, Inc. Notes, 7.75%, 4/01/19                                                10,000,000         9,200,000
     RAAM Global Energy Co. Senior Secured Notes, 12.5%, 10/01/15                                  15,000,000        15,393,750
     Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14                                         18,087,000        18,041,783
     Stone Energy Corp. Senior Notes, 8.625%, 2/01/17                                              10,000,000        10,150,000
     Swift Energy Co. Notes, 7.125%, 6/01/17                                                       19,800,000        19,948,500
     W & T Offshore, Inc. Senior Notes, 8.5%, 6/15/19                                               7,000,000         7,227,500
                                                                                                              -----------------
                                                                                                                    114,971,533

Entertainment - 3.00%
--------------------------------------------------------------------------------------------------------------------------------
     Cinemark USA, Inc. Notes, 8.625%, 6/15/19                                                      2,000,000         2,215,000
     Wallace Theater Corp. Senior Secured Units, Series 144A, FRN 12.5%, 6/15/13 (d)                   15,500        14,589,375
                                                                                                              -----------------
                                                                                                                     16,804,375


Financial Services - 12.58%
--------------------------------------------------------------------------------------------------------------------------------
     Bank of America Corp. Junior Sub. PFD, 8%  (e)                                                30,000,000        31,250,400
     Bank of America Corp. Junior Sub. PFD, 8.125%  (e)                                             3,000,000         3,147,930
     Finova Group, Inc. Notes, 7.5%,  11/15/09 (b) (c)                                              3,929,781             9,824
     Wells Fargo & Co. Junior Sub. PFD, 7.98% (e)                                                  32,818,000        36,017,755
                                                                                                              -----------------
                                                                                                                     70,425,909


Food Processing - 13.02%
--------------------------------------------------------------------------------------------------------------------------------
     B&G Foods, Inc. Senior Notes, 7.625%, 1/15/18                                                    500,000           537,500
     Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                                             9,627,000         9,554,798
     Heinz Finance Co. Notes, Series 144A, PFD, 8% (d)                                                150,000        16,096,875
     Mrs. Fields Brands Senior Secured PIK Notes, 10%, 10/24/14 (f)                                 1,169,878           935,902
     Pilgrims Pride Corp. Notes, 7.875%, 12/15/18                                                  21,478,000        21,773,323
     Simmons Food, Inc. Notes, Series 144A, 10.5%, 11/01/17 (d)                                    11,665,000        10,965,100
     Viskase Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (d)                                     12,500,000        13,000,000
                                                                                                              -----------------
                                                                                                                     72,863,498

Gaming - 0.00%
--------------------------------------------------------------------------------------------------------------------------------
     Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%, 12/15/14 (b)                            3,535,000             1,768


Machine / Tools - 2.51%
--------------------------------------------------------------------------------------------------------------------------------
     Thermadyne Holdings Corp. Notes, Senior Secured Notes, 9%, 12/15/17                           13,750,000        14,059,375


Office Electronics - 2.39%
--------------------------------------------------------------------------------------------------------------------------------
     Pitney Bowes International Holdings PFD, Series 144A, 6.125%, 10/30/16 (d)                        15,000        13,396,875

Oil & Gas Drilling - 0.42%
--------------------------------------------------------------------------------------------------------------------------------
     Key Energy Services, Inc. Notes, 6.75%, 3/01/21                                                  250,000           243,750
     Parker Drilling Co. Senior Notes, 9.125%, 4/01/18                                              2,000,000         2,115,000
                                                                                                              -----------------
                                                                                                                      2,358,750

Packaging & Container - 2.09%
--------------------------------------------------------------------------------------------------------------------------------
     Constar, Inc. PFD (f) (h)                                                                          9,432         1,991,812
     Constar, Inc. Rollover Notes, FRN 8.239%, 5/31/15 (f)                                          1,500,000         1,500,000
     Constar, Inc. Shareholder PIK Notes, 11%, 12/31/17 (f)                                         7,139,498         7,139,498
     Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (b) (g)                                        15,250,000           305,000
     Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%, 6/01/13 (b) (g)                         15,405,000           308,100
     Smurfit-Stone Container Senior Unsecured Notes, 8%, 3/15/17 (b) (g)                            8,780,000           175,600
     Stone Container Senior Notes, 8.375%, 7/01/12 (b) (g)                                          8,000,000           160,000
     Stone Container Notes, 7.375%, 7/15/14 (b) (g)                                                 5,000,000           100,000
                                                                                                              -----------------
                                                                                                                     11,680,010

Paper/Forest Products - 0.01%
--------------------------------------------------------------------------------------------------------------------------------
     American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (b) (c) (f)              14,061,292            27,546

Petroleum, Gas & Coal - 3.41%
--------------------------------------------------------------------------------------------------------------------------------
     Cloud Peak Energy Senior Unsecured Notes, 8.25, 12/15/17                                       8,500,000         8,797,500
     Westmoreland Coal Company Senior Secured Notes, 10.75%, 2/01/18                                2,000,000         1,785,000
     Westmoreland Coal Company Senior Secured Notes, Series 144A, 10.75%, 2/01/18 (d)               9,500,000         8,478,750
                                                                                                              -----------------
                                                                                                                     19,061,250

Publishing - 2.56%
--------------------------------------------------------------------------------------------------------------------------------
     AMO Escrow Corp. Senior Secured Notes, Series 144A, 11.5%, 12/15/17 (d)                       14,600,000        14,308,000

Telecom Equipment - 2.98%
--------------------------------------------------------------------------------------------------------------------------------
     Nortel Networks LTD Notes, 10.75%, 7/15/16 (b)                                                15,000,000        16,687,500

Thrifts & Mortgage Finance - 0.02%
--------------------------------------------------------------------------------------------------------------------------------
     Washington Mutual, Inc. Senior Unsecured Notes, 4% (b) (g)                                     7,275,000            24,008
     Washington Mutual, Inc. Senior Unsecured Notes, 5.5% (b) (g)                                   4,243,000            20,366
     Washington Mutual, Inc. Senior Unsecured Notes, 5% (b) (g)                                     5,000,000            21,500
     Washington Mutual, Inc. Senior Unsecured Notes, 5.25% (b) (g)                                 10,109,000            45,490
                                                                                                              ------------------
                                                                                                                        111,364



     Total Corporate Bonds, Notes, & Preferred Securities -  (cost -$535,628,631)                                  $494,569,166
                                                                                                              ------------------



Foreign Bonds                                                                                                             Value
Name of issuer                                                                                   Principal              (Note B)
--------------------------------------------------------------------------------------------------------------------------------
Foreign Bonds - 0.61%
--------------------------------------------------------------------------------------------------------------------------------
     Republic of Argentina GDP Linked Security, FRN, 12/15/35                                      34,386,574         3,438,657
                                                                                                              ------------------
     Total Foreign Bonds -  (cost-$1,423,421)                                                                        $3,438,657
                                                                                                              ------------------



                                                                                                 Number of                Value
Stocks                                                                                             Shares               (Note B)
Name of issuer
--------------------------------------------------------------------------------------------------------------------------------
Common Stock - 14.37%
--------------------------------------------------------------------------------------------------------------------------------
     Amtrol, Inc. (f) (h)                                                                             640,565         2,254,789
     Citigroup, Inc.                                                                                1,315,384        36,054,675
     Constar, Inc. (f) (h)                                                                             93,512               935
     Core-Mark Holding Co., Inc. (h)                                                                  277,602        13,363,760
     Groupe Eurotunnel SA                                                                               5,424            43,880
     Groupe Eurotunnel SA                                                                               1,925            14,053
     Harry and David (d) (f) (h)                                                                       59,819         5,981,900
     International Airline Support Group (h)                                                          219,540               242
     Kaiser Aluminum                                                                                    6,185           320,630
     MAXXAM, Inc. (h)                                                                                     800           460,000
     NL Industries                                                                                    510,200         6,341,786
     Ormet Corp. (h)                                                                                  372,638         1,565,080
     The Penn Traffic Co. (h)                                                                         164,352               164
     Rock-Tenn Co.                                                                                     13,765           750,881
     Romacorp, Inc. (f) (h) (i)                                                                        82,220         2,713,260
     Safelite Realty Corp. (f) (h) (i)                                                                  7,403            20,506
     Trump Entertainment Resorts (h)                                                                  910,628         3,642,512
     Viskase Cos., Inc. (h)                                                                         2,096,128         6,917,222
                                                                                                              ------------------
     Total Common Stocks -  (cost-$148,354,094)                                                                     $80,446,275
                                                                                                              ------------------



     Total Investments -  % (cost-$692,395,711)                                                                     585,090,182
                                                                                                              ------------------

     Net Other Assets and Liabilities - (4.52%)                                                                     (25,287,147)
                                                                                                              ------------------

     Net Assets - 100%                                                                                            $ 559,803,035
                                                                                                              ==================


(a)  Portions of portfolio are pledged to collateralize short tem borrowings.
(b)  Non-income producing security due to default or bankruptcy filing.
(c)  Security is in principal default.  As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At the period end, the value of these securities amounted to $114,921,955 or % of total net assets.
(e)  Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f)  Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g)  Escrow security received as a result of reorganization plan.
(h)  Non-income producing security.
(i)  All or a portion of security is restricted.  The aggregate market value of restricted securities as of
     June 30, 2012 is $2,733,766 which represents 0.49% of total net assets.  Additional information on each holding is as follows:
     Security                                               Acquisition Date                 Acquisition Cost
     Romacorp, Inc.                                       11/15/06                              $ 4,118,756
     Safelite Realty Corp.                              09/29/00                              $ 965,195




     EUR Principal is denoted in Euros
     PIK    Payment in Kind
     FRN   Floating Rate Note
     PFD Preferred Security

--------------------------------------------------------------------------------------------------------------------------------
Accounting Standards Codification ASC 820, "Fair Value Measurements and
Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk  associated with investing in those securities. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of investments).

Equity securities, or equity-like securities such as warrants, for which market quotations are readily available, are valued at market values determined on the basis of the last quoted sale prices taken from the primary market or exchange on which they are traded and are categorized as

Level 1 securities. If there were no sales during the day, the security may be valued at the last available sales price or a bid price, if it more closely reflects the fair value of the security, and would be generally categorized at Level 2 in the hierarchy.

Debt securities, including securities convertible into equity, shall be valued on the basis of evaluated prices furnished by independent pricing services or from quotations received from dealers who make markets in such securities and are generally categorized at Level 2 securities.

The debt security evaluations provided by the independent pricing services are valuations based on analysis of market data and other factors such as last quoted sale, dealer bids, yields, maturities, credit ratings and other relevant bond market activity. The Trust invests a significant portion of its assets in fixed income securities with a credit rating of below investment grade. The valuation of lower rated debt securities may be subject to increased market volatility based on factors such as changes in the credit quality of the issuer, the ability of an issuer to make current interest payments, the potential for principal loss if an issuer declares bankruptcy, and changes in the economic, market and regulatory conditions.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees and are categorized at Level 3 securities.
The assumptions and methodologies used by the Trust to value such securities can vary from one security to another and would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing
Level 3 securities since the beginning of the fiscal year.

The following table summarized the Trust's investment as of June 30, 2012, based on the inputs used to value them.
---------------------------------------------------------------------------------------------------------------------
                                                     Level 1          Level 2          Level 3
---------------------------------------------------------------------------------------------------------------------

Corporate Bonds                                         $0          $383,064,573      $9,602,946        $392,667,519
Common Stock                                       $65,774,440       $3,700,445      $10,971,390         $80,446,275
Convertible Bonds                                       $0           $6,636,084           $0              $6,636,084
Foreign Bonds                                           $0           $3,438,657           $0              $3,438,657
Preferred Stock                                         $0          $99,909,835       $1,991,812        $101,901,647
---------------------------------------------------------------------------------------------------------------------
                                                   $65,774,440      $496,749,594     $22,566,148        $585,090,182

The valuation technique used for the Trust's material Level 3 securities
(Constar, Amtrol and Romacorp) was market comparables. Significant unobservable inputs used by the Pricing Committee were EV/EBITDA multiples and discounts for lack of marketability.

Changes in valuation techniques may result in transfers between hierarchy levels, however there have been no transfers between Level 1 or Level 2 during the period. The Trust recognizes transfers between the levels as of the beginning of the fiscal year.

At June 30, 2012, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Net Change in
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Unrealized     Net Transfers
-----------------------------------------------------------------------------------------------------------------------------------
                         Beginning Balance       Net Purchases /      Realized      Appreciation /   In / (Out) of

-----------------------------------------------------------------------------------------------------------------------------------
Category                    @ 9/30/2011            and (Sales)     Gain / (Loss)    (Depreciation)      Level 3           Totals
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds                    $8,239,206         $427,838               $0               $0     $935,902           $9,602,946
Common Stocks                     $12,301,137        ($868,396)      $2,435,128      ($2,896,479)       $0             $10,971,390
Preferred Stock                    $2,735,228               $0               $0        ($743,416)       $0              $1,991,812
                -------------------------------------------------------------------------------------------------------------------
Totals                            $23,275,571        ($440,558)      $2,435,128      ($3,639,895)    $935,902          $22,566,148
                ===================================================================================================================

                        Change in Unrealized
                   Gain / (Loss) for Positions Still
                       Held at June 30, 2012
Corporate Bonds                               $0
Common Stocks                          ($461,351)
Preferred Stock                        ($743,416)
                   ------------------------------
Totals                               ($1,204,767)
                   ==============================

* Transfer into Level 3 is the result of a reorganization.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2012


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2012


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: August 29, 2012


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: August 29, 2012




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2012               /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: August 29, 2012               /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)